Deposits Non-current	12 Months Ended
Jun. 30, 2019
Subclassifications Of Assets Liabilities And Equities [Abstract]
Deposits Non-current	Note 11. Deposits non – current
	2019	2018	2017
	A$’000	A$’000	A$’000
Other	13	125	59
	13	125	59